5. Other assets (Tables)	3 Months Ended
Mar. 31, 2014
Other Assets Tables
Schedule of other assets
March 31, 2014	Capitalized Expenses	Accumulated amortization	Net book Value

Trophy Bingo capitalized development expenses	$1,446,038	$120,503	$1,325,535